INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 76,215,127		$ 84,142,212
Cumulative distributions from operating limited partnerships	(631,103)		(768,784)
Cumulative impairment loss in investments in operating limited partnerships	(45,076,559)		(49,980,719)
Cumulative losses from operating limited partnerships	(30,507,465)		(32,875,240)
Investments in operating limited partnerships per balance sheets	0		517,469
The fund has recorded capital contributions to the operating limited partnerships	(384,817)		(384,817)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(11,608,176)		(12,018,259)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626		333,626
Cumulative impairment loss in investments in operating limited partnerships	45,076,559		49,980,719
Other	504,541		619,368
Equity per operating limited partnerships' combined financial statements	33,921,733	$ 33,921,733	39,048,106	$ 39,048,106
Series Forty Seven [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	18,281,713		23,784,467
Cumulative distributions from operating limited partnerships	(181,171)		(250,010)
Cumulative impairment loss in investments in operating limited partnerships	(11,934,196)		(14,606,765)
Cumulative losses from operating limited partnerships	(6,166,346)		(8,927,692)
Investments in operating limited partnerships per balance sheets	0		0
The fund has recorded capital contributions to the operating limited partnerships	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,350,984)		(2,898,636)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	11,934,196		14,606,765
Other	(97,005)		(86,527)
Equity per operating limited partnerships' combined financial statements	10,486,207	10,486,207	11,621,602	11,621,602
Series Forty Eight [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	12,641,817		15,066,148
Cumulative distributions from operating limited partnerships	(156,968)		(225,810)
Cumulative impairment loss in investments in operating limited partnerships	(6,177,246)		(8,894,814)
Cumulative losses from operating limited partnerships	(6,307,603)		(5,945,524)
Investments in operating limited partnerships per balance sheets	0		0
The fund has recorded capital contributions to the operating limited partnerships	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(1,188,616)		(841,002)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	6,177,246		8,894,814
Other	(67,774)		(66,472)
Equity per operating limited partnerships' combined financial statements	4,920,856	4,920,856	7,987,340	7,987,340
Series Forty Nine [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	45,291,597		45,291,597
Cumulative distributions from operating limited partnerships	(292,964)		(292,964)
Cumulative impairment loss in investments in operating limited partnerships	(26,965,117)		(26,479,140)
Cumulative losses from operating limited partnerships	(18,033,516)		(18,002,024)
Investments in operating limited partnerships per balance sheets	0		517,469
The fund has recorded capital contributions to the operating limited partnerships	(384,817)		(384,817)
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A).	(9,068,576)		(8,278,621)
The fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	333,626		333,626
Cumulative impairment loss in investments in operating limited partnerships	26,965,117		26,479,140
Other	669,320		772,367
Equity per operating limited partnerships' combined financial statements	$ 18,514,670	$ 18,514,670	$ 19,439,164	$ 19,439,164